Fair Value Measurement - Schedule of Fair Value Measurement Hierarchy (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Fair Value, Inputs, Level 1 [Member]
Financial assets at fair value through
Fair value measurement hierarchy
Fair Value, Inputs, Level 2 [Member]
Financial assets at fair value through
Fair value measurement hierarchy
Fair Value, Inputs, Level 3 [Member]
Financial assets at fair value through
Fair value measurement hierarchy	¥ (21,248)